Property and Equipment, Net - Schedule of Property and Equipment (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Leasehold improvements	$ 24,749	$ 24,749
Machinery and equipment	22,629	22,629
Furniture and fixtures	3,997	3,997
Computer equipment	13,406	9,406
Property and equipment, total	64,781	60,781
Less : accumulated depreciation	(36,999)	(27,889)
Property and equipment, net	$ 27,782	$ 32,892